OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER LIABILITIES
Defined benefit plans	$ 209.5	$ 153.3
Contingent considerations and future conditional adjustments	57.4
Other	65.3	88.9
Total other liabilities	$ 332.2	$ 242.2	$ 191.6